UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (86.91%)
CONSUMER DISCRETIONARY – (16.82%)
Automobiles & Components – (6.87%)
Adient PLC	306,981	$22,308,309
Delphi Automotive PLC	245,260	19,740,978
		42,049,287
Consumer Durables & Apparel – (0.79%)
Hunter Douglas N.V. (Netherlands)	71,580	4,811,540
Media – (1.57%)
Liberty Global PLC, LiLAC Class C *	1	23
Liberty Global PLC, Series C *	274,997	9,635,895
		9,635,918
Retailing – (7.59%)
Amazon.com, Inc. *	39,982	35,445,642
JD.com Inc., Class A, ADR (China)*	257,558	8,012,629
Jumei International Holding Ltd., Class A, ADR (China)*	40,250	148,523
Vipshop Holdings Ltd., Class A, ADR (China)*	211,462	2,820,903
		46,427,697
	Total Consumer Discretionary	102,924,442
ENERGY – (13.86%)
Apache Corp.	654,570	33,638,353
Cabot Oil & Gas Corp.	962,742	23,019,161
Encana Corp. (Canada)	2,400,862	28,114,094
	Total Energy	84,771,608
FINANCIALS – (14.63%)
Banks – (7.72%)
JPMorgan Chase & Co.	161,179	14,157,963
Wells Fargo & Co.	594,181	33,072,115
		47,230,078
Diversified Financials – (2.59%)
Diversified Financial Services – (2.59%)
Berkshire Hathaway Inc., Class B *	95,343	15,891,771
Insurance – (4.32%)
Multi-line Insurance – (2.33%)
Sul America S.A. (Brazil)	2,671,340	14,241,572
Property & Casualty Insurance – (1.99%)
Markel Corp. *	12,477	12,175,805
		26,417,377
	Total Financials	89,539,226
HEALTH CARE – (8.44%)
Health Care Equipment & Services – (8.16%)
Aetna Inc.	121,150	15,452,682
Diplomat Pharmacy, Inc. *	436,450	6,961,378
Express Scripts Holding Co. *	94,073	6,200,351
Quest Diagnostics Inc.	49,373	4,847,935
UnitedHealth Group Inc.	100,285	16,447,743
		49,910,089
Pharmaceuticals, Biotechnology & Life Sciences – (0.28%)
Valeant Pharmaceuticals International, Inc. (Canada)*	158,414	1,747,307
	Total Health Care	51,657,396

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (11.38%)
Capital Goods – (9.51%)
Eaton Corp. PLC	213,157	$15,805,591
Johnson Controls International PLC	305,015	12,847,232
Safran S.A. (France)	102,250	7,638,892
United Technologies Corp.	194,956	21,876,013
		58,167,728
Transportation – (1.87%)
CAR Inc. (China)*	2,035,000	1,908,917
FedEx Corp.	15,270	2,979,940
ZTO Express (Cayman) Inc., Class A, ADR (China)*	500,695	6,554,098
		11,442,955
	Total Industrials	69,610,683
INFORMATION TECHNOLOGY – (19.04%)
Semiconductors & Semiconductor Equipment – (2.85%)
Applied Materials, Inc.	248,300	9,658,870
Texas Instruments Inc.	96,942	7,809,647
		17,468,517
Software & Services – (16.19%)
Alphabet Inc., Class A *	19,481	16,515,992
Alphabet Inc., Class C *	28,205	23,397,740
Angie's List Inc. *	981,821	5,596,379
ASAC II L.P. *(a)	116,129	110,299
Facebook Inc., Class A *	82,313	11,692,562
Fang Holdings Ltd., Class A, ADR (China)*	1,636,572	5,335,225
Microsoft Corp.	95,599	6,296,150
Mobileye N.V. (Israel)*	266,700	16,375,380
Oracle Corp.	99,890	4,456,093
Quotient Technology Inc. *	438,753	4,190,091
SAP SE, ADR (Germany)	51,755	5,080,788
		99,046,699
	Total Information Technology	116,515,216
MATERIALS – (2.74%)
Axalta Coating Systems Ltd. *	251,320	8,092,504
Monsanto Co.	76,491	8,658,781
	Total Materials	16,751,285
TOTAL COMMON STOCK – (Identified cost $408,782,878)		531,769,856
PREFERRED STOCK – (7.18%)
CONSUMER DISCRETIONARY – (7.18%)
Retailing – (7.18%)
Didi Chuxing Joint Co., Series A (China)*(a)	416,153	15,908,322
Grab Inc., Series F (Singapore)*(a)	2,911,103	14,028,751
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	3,745,277	13,979,996
	Total Consumer Discretionary	43,917,069
TOTAL PREFERRED STOCK – (Identified cost $37,158,126)		43,917,069

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (5.22%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $6,855,474 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $6,992,100)	$6,855,000	$6,855,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $3,165,203 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $3,228,300)	3,165,000	3,165,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $12,340,843 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.12%-6.00%, 12/01/21-03/01/47, total market value $12,586,800)	12,340,000	12,340,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $9,598,760 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.125%-4.00%, 08/01/24-03/01/47, total market value $9,789,960)	9,598,000	9,598,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $31,958,000)	31,958,000
	Total Investments – (99.31%) – (Identified cost $477,899,004) – (b)		607,644,925
	Other Assets Less Liabilities – (0.69%)		4,244,673
		Net Assets – (100.00%)	$611,889,598
ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $44,027,368 or 7.20% of the Fund's net assets as of March 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $482,730,135. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$150,318,371
	Unrealized depreciation		(25,403,581)
		Net unrealized appreciation	$124,914,790

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2017 (Unaudited)

	Principal	Value
MORTGAGES – (94.44%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (71.33%)
Fannie Mae, 4.00%, 02/25/19	$118,702	$120,477
Fannie Mae, 3.50%, 10/25/20	398,094	406,237
Fannie Mae, 1.3317%, 07/25/37 (a)	62,199	62,104
Fannie Mae, 3.00%, 04/25/41	2,597,676	2,652,838
Freddie Mac, 4.50%, 07/15/18	62,169	63,120
Freddie Mac, 4.00%, 01/15/26	574,800	600,949
Freddie Mac, 4.00%, 06/15/26	586,209	629,645
Freddie Mac, 2.00%, 06/15/28	1,832,294	1,827,372
Freddie Mac, 4.00%, 03/15/37	3,496	3,506
Freddie Mac, 4.00%, 12/15/39	1,623,921	1,712,711
Freddie Mac, 2.00%, 11/15/40	1,468,233	1,456,505
Freddie Mac, 3.00%, 03/15/43	1,826,395	1,864,276
Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,611,984	1,630,086
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,105,300
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	2,034,480
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	954,079	957,542
Ginnie Mae, 6.9978%, 06/20/31 (a)	1,606,767	1,774,424
Ginnie Mae, 3.00%, 09/16/34	1,172,712	1,175,960
Ginnie Mae, 3.50%, 07/20/36	98,064	98,996
Ginnie Mae, 3.00%, 12/20/37	260,228	263,083
Ginnie Mae, 4.00%, 11/20/38	229,025	237,283
Ginnie Mae, 3.50%, 08/20/39	462,808	476,088
Ginnie Mae, 4.00%, 09/20/39	139,346	145,968
Ginnie Mae, 1.45%, 10/16/40	1,929,127	1,902,138
Ginnie Mae, 2.00%, 07/20/62	1,719,396	1,710,333
Ginnie Mae, 1.05%, 01/20/67 (a)	1,945,959	1,944,857
	Total Collateralized Mortgage Obligations	27,856,278
FANNIE MAE POOLS – (16.78%)
6.00%, 09/01/17, Pool No. 665776	25,273	25,520
3.65%, 01/01/18, Pool No. 467153	3,303,664	3,357,276
4.50%, 03/01/18, Pool No. AJ0354	45,288	45,377
3.74%, 05/01/18, Pool No. 467626	2,916,574	2,975,315
6.50%, 07/01/32, Pool No. 635069	31,323	32,903
6.00%, 09/01/37, Pool No. 888796	102,109	115,494
	Total Fannie Mae Pools	6,551,885
GINNIE MAE POOLS – (6.33%)
4.659%, 01/20/63, Pool No. AC0942	589,063	639,488
4.70%, 01/20/63, Pool No. AC0934	1,687,521	1,833,242
	Total Ginnie Mae Pools	2,472,730
TOTAL MORTGAGES – (Identified cost $36,914,942)		36,880,893
OTHER AGENCIES – (0.03%)
Housing Urban Development, 6.00%, 08/01/20	10,000	10,126
TOTAL OTHER AGENCIES – (Identified cost $10,000)		10,126

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (5.42%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $454,031 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $463,080)	$454,000	$454,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $210,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $214,200)	210,000	210,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $817,056 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 05/25/17-11/20/46, total market value $833,340)	817,000	817,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $636,050 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 11/01/25-03/01/47, total market value $648,720)	636,000	636,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,117,000)	2,117,000
	Total Investments – (99.89%) – (Identified cost $39,041,942) – (b)		39,008,019
	Other Assets Less Liabilities – (0.11%)		44,762
		Net Assets – (100.00%)	$39,052,781

(a)
The interest rates on floating rate securities, shown as of March 31, 2017, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $39,041,942. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$148,696
	Unrealized depreciation		(182,619)
		Net unrealized depreciation	$(33,923)

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2017 (Unaudited)

	Principal	Value
FANNIE MAE – (2.68%)
0.75%, 04/20/17	$2,200,000	$2,200,236
0.84%, 10/05/17 (a)	4,255,000	4,256,272
TOTAL FANNIE MAE – (Identified cost $6,456,508)		6,456,508
FEDERAL FARM CREDIT BANK – (20.51%)
4.25%, 04/17/17	500,000	500,821
0.60%, 04/25/17	1,000,000	1,000,032
1.0289%, 05/24/17 (a)	1,180,000	1,180,323
0.86%, 06/05/17 (a)	725,000	725,159
1.0315%, 06/12/17 (a)	1,725,000	1,725,174
1.0896%, 06/13/17 (a)	2,929,000	2,930,602
0.90%, 07/03/17	1,000,000	1,000,742
0.9206%, 07/14/17 (a)	750,000	750,091
1.0815%, 07/24/17 (a)	4,000,000	4,002,519
0.87%, 08/04/17 (a)	2,000,000	2,000,713
1.0222%, 08/29/17 (a)	5,600,000	5,603,157
0.96%, 10/06/17 (a)	2,100,000	2,102,284
0.8914%, 10/13/17 (a)	13,154,000	13,159,132
0.9917%, 11/27/17 (a)	7,885,000	7,888,881
0.90%, 12/11/17	500,000	500,041
0.8289%, 01/02/18 (a)	4,400,000	4,405,772
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $49,475,443)		49,475,443
FEDERAL HOME LOAN BANK – (35.62%)
Discount Note, 0.7608%, 05/03/17 (b)	10,000,000	9,993,245
Discount Note, 0.8017%, 06/15/17 (b)	25,000,000	24,958,333
0.565%, 04/19/17 (a)	5,000,000	4,999,860
0.72%, 05/26/17	5,295,000	5,296,182
1.00%, 06/21/17	1,000,000	1,000,436
0.80%, 06/30/17	2,195,000	2,196,038
0.998%, 08/09/17 (a)	5,070,000	5,075,032
1.032%, 08/25/17 (a)	6,525,000	6,532,510
1.05%, 09/26/17	1,500,000	1,501,497
0.968%, 10/25/17 (a)	1,130,000	1,131,481
0.907%, 11/22/17 (a)	5,000,000	4,999,852
0.90%, 12/05/17 (a)	1,555,000	1,555,868
0.904%, 12/07/17 (a)	6,645,000	6,650,998
1.00%, 03/09/18	3,000,000	2,998,032
0.707%, 04/06/18 (a)	7,000,000	6,999,550
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $85,888,914)		85,888,914
FREDDIE MAC – (6.43%)
1.00%, 06/29/17	2,605,000	2,606,992
0.72%, 10/27/17	4,265,000	4,263,636
0.9214%, 11/13/17 (a)	885,000	885,608

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
FREDDIE MAC – (CONTINUED)
	5.125%, 11/17/17	$7,555,000	$7,753,028
		TOTAL FREDDIE MAC – (Identified cost $15,509,264)	15,509,264
OTHER AGENCIES – (4.18%)
	NCUA Guaranteed Notes, 2.35%, 06/12/17	4,433,000	4,446,726
	Private Export Funding Corp., 5.45%, 09/15/17	3,150,000	3,215,810
	Tennessee Valley Authority, 5.50%, 07/18/17	1,584,000	1,606,400
	Tennessee Valley Authority Coupon Strip, 0.8103%, 09/15/17 (b)	815,000	812,002
		TOTAL OTHER AGENCIES – (Identified cost $10,080,938)	10,080,938
REPURCHASE AGREEMENTS – (30.53%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $15,793,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $16,107,840)	15,792,000	15,792,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $7,290,468 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $7,435,800)	7,290,000	7,290,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $28,426,942 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.803%-3.215%, 03/01/22-09/01/37, total market value $28,993,500)	28,425,000	28,425,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $22,109,750 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.175%-5.50%, 04/01/23-03/01/47, total market value $22,550,160)	22,108,000	22,108,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $73,615,000)	73,615,000
	Total Investments – (99.95%) – (Identified cost $241,026,067) – (c)		241,026,067
	Other Assets Less Liabilities – (0.05%)		121,744
		Net Assets – (100.00%)	$241,147,811

(a)
The interest rates on floating rate securities, shown as of March 31, 2017, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $241,026,067.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.48%)
FINANCIALS – (85.14%)
Banks – (18.46%)
DBS Group Holdings Ltd. (Singapore)	1,576,423	$21,862,677
ICICI Bank Ltd., ADR (India)	494,692	4,254,351
JPMorgan Chase & Co.	581,434	51,073,163
PNC Financial Services Group, Inc.	230,386	27,701,613
U.S. Bancorp	937,968	48,305,352
Wells Fargo & Co.	943,989	52,542,428
		205,739,584
Diversified Financials – (45.07%)
Capital Markets – (23.18%)
Bank of New York Mellon Corp.	1,125,801	53,171,581
Brookfield Asset Management Inc., Class A (Canada)	533,463	19,450,061
Charles Schwab Corp.	613,968	25,056,034
Goldman Sachs Group, Inc.	191,655	44,026,987
Julius Baer Group Ltd. (Switzerland)	419,124	20,921,679
KKR & Co. L.P.	1,809,600	32,989,008
Moody's Corp.	139,915	15,676,077
S&P Global Inc.	133,493	17,452,875
State Street Corp.	370,533	29,498,132
		258,242,434
Consumer Finance – (11.30%)
American Express Co.	837,082	66,221,557
Capital One Financial Corp.	689,011	59,709,693
		125,931,250
Diversified Financial Services – (10.59%)
Berkshire Hathaway Inc., Class A *	288	71,956,800
Visa Inc., Class A	518,022	46,036,615
		117,993,415
		502,167,099
Insurance – (21.61%)
Insurance Brokers – (2.54%)
Marsh & McLennan Cos, Inc.	383,186	28,313,613
Multi-line Insurance – (5.88%)
American International Group, Inc.	266,780	16,655,075
Loews Corp.	1,045,346	48,890,833
		65,545,908
Property & Casualty Insurance – (9.54%)
Chubb Ltd.	325,348	44,328,665
Markel Corp. *	63,561	62,026,637
		106,355,302
Reinsurance – (3.65%)
Everest Re Group, Ltd.	173,781	40,631,736
		240,846,559
	Total Financials	948,753,242
INDUSTRIALS – (0.02%)
Capital Goods – (0.02%)
Brookfield Business Partners L.P. (Canada)	10,097	248,992
	Total Industrials	248,992

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.32%)
Software & Services – (3.32%)
	Alphabet Inc., Class A *	13,984	$11,855,635
	Alphabet Inc., Class C *	21,442	17,787,426
	Cielo S.A. (Brazil)	816,663	7,385,079
		Total Information Technology	37,028,140
	TOTAL COMMON STOCK – (Identified cost $619,384,748)		986,030,374
SHORT-TERM INVESTMENTS – (15.67%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $37,462,591 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $38,209,200)	$37,460,000	37,460,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $17,297,110 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $17,641,920)	17,296,000	17,296,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $67,432,608 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.476%-9.00%, 04/01/17-12/20/65, total market value $68,776,560)	67,428,000	67,428,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $52,448,152 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.67%-4.50%, 06/01/20-03/01/47, total market value $53,492,880)	52,444,000	52,444,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $174,628,000)		174,628,000
	Total Investments – (104.15%) – (Identified cost $794,012,748) – (a)		1,160,658,374
	Liabilities Less Other Assets – (4.15%)		(46,298,808)
	Net Assets – (100.00%)		$1,114,359,566

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $794,011,410. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$366,646,964
	Unrealized depreciation		–
	Net unrealized appreciation		$366,646,964

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (69.85%)
CONSUMER DISCRETIONARY – (3.14%)
Retailing – (3.14%)
Amazon.com, Inc. *	7,081	$6,277,590
	Total Consumer Discretionary	6,277,590
ENERGY – (11.25%)
Apache Corp.	96,210	4,944,232
Encana Corp. (Canada)	257,128	3,010,969
EQT Midstream Partners L.P.	95,669	7,356,946
Occidental Petroleum Corp.	113,070	7,164,115
	Total Energy	22,476,262
FINANCIALS – (20.29%)
Banks – (7.93%)
Banks – (7.82%)
JPMorgan Chase & Co.	34,533	3,033,379
U.S. Bancorp	116,765	6,013,397
Wells Fargo & Co.	117,988	6,567,212
		15,613,988
Thrifts & Mortgage Finance – (0.11%)
ADFITECH, Inc. *	204,128	224,541
		15,838,529
Diversified Financials – (12.36%)
Capital Markets – (2.91%)
Bank of New York Mellon Corp.	123,220	5,819,680
Consumer Finance – (5.07%)
American Express Co.	76,585	6,058,639
Capital One Financial Corp.	46,951	4,068,774
		10,127,413
Diversified Financial Services – (4.38%)
Berkshire Hathaway Inc., Class B *	52,526	8,755,034
		24,702,127
	Total Financials	40,540,656
HEALTH CARE – (9.34%)
Health Care Equipment & Services – (3.41%)
Aetna Inc.	31,790	4,054,814
UnitedHealth Group Inc.	16,763	2,749,300
		6,804,114
Pharmaceuticals, Biotechnology & Life Sciences – (5.93%)
Novartis AG, ADR (Switzerland)	58,470	4,342,567
Roche Holding AG - Genusschein (Switzerland)	29,435	7,517,070
		11,859,637
	Total Health Care	18,663,751
INDUSTRIALS – (7.83%)
Capital Goods – (7.83%)
Johnson Controls International PLC	89,907	3,786,883
Safran S.A. (France)	81,300	6,073,760
United Technologies Corp.	51,669	5,797,778
	Total Industrials	15,658,421
INFORMATION TECHNOLOGY – (10.80%)
Semiconductors & Semiconductor Equipment – (4.23%)
Applied Materials, Inc.	110,808	4,310,431

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	51,443	$4,144,248
		8,454,679
Software & Services – (6.57%)
Alphabet Inc., Class C *	5,656	4,691,991
Facebook Inc., Class A *	32,377	4,599,153
Microsoft Corp.	58,361	3,843,656
		13,134,800
	Total Information Technology	21,589,479
MATERIALS – (7.20%)
LafargeHolcim Ltd. (Switzerland)	127,890	7,572,033
Monsanto Co.	23,825	2,696,990
Praxair, Inc.	34,671	4,111,981
	Total Materials	14,381,004
TOTAL COMMON STOCK – (Identified cost $121,807,324)		139,587,163
INSTITUTIONAL PREFERRED – (2.02%)
FINANCIALS – (2.02%)
Diversified Financials – (2.02%)
Capital Markets – (2.02%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)(b)	3,902,000	4,030,032
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,981,293)		4,030,032
ASSET-BACKED – (1.53%)
Avis Budget Rental Car Funding (AESOP) LLC, Series 2012-3A, Class A, 144A, 2.10%, 03/20/19 (c)	$2,118,000	2,123,992
Ford Credit Auto Owner Trust, Series 2013-A, Class D, 1.86%, 08/15/19	944,000	944,387
TOTAL ASSET-BACKED – (Identified cost $3,066,035)		3,068,379
CORPORATE BONDS – (11.40%)
ENERGY – (1.56%)
Nabors Industries Inc., Sr. Notes, 5.00%, 09/15/20	3,000,000	3,110,625
	Total Energy	3,110,625
FINANCIALS – (4.28%)
Diversified Financials – (4.28%)
Capital Markets – (1.50%)
Goldman Sachs Group, Inc., Sr. Notes, 2.2012%, 04/23/20 (b)	2,960,000	3,002,784
Consumer Finance – (1.84%)
General Motors Financial Co., Inc., Sr. Notes, 2.5832%, 01/15/20 (b)	3,600,000	3,685,680
Mortgage Real Estate Investment Trusts (REITs) – (0.94%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (d)	10,210,000	1,867,582
	Total Financials	8,556,046
INDUSTRIALS – (0.56%)
Transportation – (0.56%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	1,063,194	1,116,416
	Total Industrials	1,116,416

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2017 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
INFORMATION TECHNOLOGY – (1.83%)
Software & Services – (1.83%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	$3,725,000	$3,662,584
	Total Information Technology	3,662,584
MATERIALS – (1.20%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,404,710
	Total Materials	2,404,710
TELECOMMUNICATION SERVICES – (1.97%)
Verizon Communications Inc., Sr. Notes, 4.50%, 09/15/20	3,700,000	3,941,366
	Total Telecommunication Services	3,941,366
TOTAL CORPORATE BONDS – (Identified cost $28,506,066)		22,791,747
MORTGAGES – (9.47%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	2,505,999	2,749,699
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	3,114,557	3,420,841
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,683,644
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	2,570,349	2,657,991
Ginnie Mae, Series 2017-H06, 1.927%, 02/20/67 (b)	3,488,883	3,483,323
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,924,186
TOTAL MORTGAGES – (Identified cost $19,153,980)		18,919,684
U.S. GOVERNMENT AND AGENCIES – (4.44%)
Federal Home Loan Bank, 1.25%, 06/08/18	3,000,000	3,003,918
U.S. Treasury Note/Bond, 0.625%, 06/30/18	2,990,000	2,971,312
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,904,038
TOTAL U.S. GOVERNMENT AND AGENCIES – (Identified cost $9,010,424)		8,879,268
SHORT-TERM INVESTMENTS – (0.66%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $281,019 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $286,620)	281,000	281,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $130,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $132,600)	130,000	130,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $506,035 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.00%, 11/20/46, total market value $516,120)	506,000	506,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $394,031 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.856%-3.816%, 07/01/40-11/01/44, total market value $401,880)	$394,000	$394,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,311,000)	1,311,000
		Total Investments – (99.37%) – (Identified cost $186,836,122) – (e)	198,587,273
		Other Assets Less Liabilities – (0.63%)	1,254,038
		Net Assets – (100.00%)	$199,841,311

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date.

(b)	The interest rates on variable rate securities represent the current rate as of March 31, 2017.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $2,123,992 or 1.06% of the Fund's net assets as of March 31, 2017.

(d)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2017, the value of defaulted securities amounted to $1,867,582 (cost: $7,650,174) or 0.94% of the Fund's net assets.

(e)	Aggregate cost for federal income tax purposes is $187,159,481. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$19,870,839
		Unrealized depreciation	(8,443,047)
		Net unrealized appreciation	$11,427,792

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (95.59%)
INFORMATION TECHNOLOGY – (3.11%)
Software & Services – (3.11%)
InterXion Holding N.V. (Netherlands)*	164,071	$6,490,649
Total Information Technology		6,490,649
REAL ESTATE – (92.48%)
Equity Real Estate Investment Trusts (REITs) – (92.48%)
Diversified REITs – (1.07%)
Forest City Realty Trust Inc., Class A	102,639	2,235,477
Health Care REITs – (4.70%)
Ventas, Inc.	52,320	3,402,893
Welltower Inc.	90,029	6,375,854
		9,778,747
Hotel & Resort REITs – (1.70%)
Host Hotels & Resorts Inc.	189,081	3,528,252
Industrial REITs – (13.28%)
DCT Industrial Trust Inc.	89,490	4,306,259
EastGroup Properties, Inc.	35,546	2,613,697
First Industrial Realty Trust, Inc.	144,230	3,840,845
Prologis, Inc.	135,000	7,003,800
Rexford Industrial Realty, Inc.	75,858	1,708,322
Terreno Realty Corp.	292,699	8,195,572
		27,668,495
Office REITs – (14.93%)
Alexandria Real Estate Equities, Inc.	37,963	4,195,671
Boston Properties, Inc.	27,046	3,581,161
Cousins Properties, Inc.	467,086	3,862,801
Great Portland Estates PLC (United Kingdom)	560,000	4,571,082
Hudson Pacific Properties Inc.	90,170	3,123,489
New York REIT, Inc. *	232,100	2,249,049
SL Green Realty Corp.	32,500	3,465,150
Vornado Realty Trust	60,257	6,044,379
		31,092,782
Residential REITs – (17.68%)
American Campus Communities, Inc.	132,931	6,326,186
Apartment Investment & Management Co., Class A	74,042	3,283,763
AvalonBay Communities, Inc.	44,168	8,109,245
Camden Property Trust	22,185	1,785,005
Equity Residential	68,265	4,247,448
Essex Property Trust, Inc.	27,394	6,342,533
Mid-America Apartment Communities, Inc.	66,212	6,736,409
		36,830,589
Retail REITs – (17.68%)
Acadia Realty Trust	219,471	6,597,298
Cedar Realty Trust Inc.	200,462	1,006,319
DDR Corp.	90,730	1,136,847
Federal Realty Investment Trust	29,939	3,996,857
GGP Inc.	135,047	3,130,389
Kite Realty Group Trust	50,484	1,085,406
Ramco-Gershenson Properties Trust	63,070	884,241

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Regency Centers Corp.	30,800	$2,044,812
Retail Opportunity Investments Corp.	231,064	4,859,276
Simon Property Group, Inc.	70,256	12,086,140
		36,827,585
Specialized REITs – (21.44%)
CatchMark Timber Trust Inc., Class A	675,566	7,782,520
Crown Castle International Corp.	51,245	4,840,090
CubeSmart	133,770	3,472,669
CyrusOne Inc.	115,538	5,946,741
DuPont Fabros Technology Inc.	51,050	2,531,570
Extra Space Storage Inc.	38,987	2,900,243
Life Storage, Inc.	47,570	3,906,448
Public Storage	38,071	8,334,123
Weyerhaeuser Co.	145,720	4,951,566
		44,665,970
	Total Real Estate	192,627,897
TOTAL COMMON STOCK – (Identified cost $187,321,371)		199,118,546
PREFERRED STOCK – (0.35%)
REAL ESTATE – (0.35%)
Equity Real Estate Investment Trusts (REITs) – (0.35%)
Retail REITs – (0.35%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	22,265	534,137
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,766	181,259
	Total Real Estate	715,396
TOTAL PREFERRED STOCK – (Identified cost $712,464)		715,396
SHORT-TERM INVESTMENTS – (4.28%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $1,914,132 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $1,952,280)	$1,914,000	1,914,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $884,057 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $901,680)	884,000	884,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $3,445,235 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 05/01/26-11/01/46, total market value $3,513,900)	3,445,000	3,445,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $2,679,212 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.125%-4.00%, 11/01/25-02/20/47, total market value $2,732,580)	$2,679,000	$2,679,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,922,000)	8,922,000
		Total Investments – (100.22%) – (Identified cost $196,955,835) – (a)	208,755,942
		Liabilities Less Other Assets – (0.22%)	(455,812)
		Net Assets – (100.00%)	$208,300,130

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $196,996,300. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$18,736,850
		Unrealized depreciation	(6,977,208)
		Net unrealized appreciation	$11,759,642

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$102,924,442	$–	$–	$–	$6,277,590	$–
Energy	84,771,608	–	–	–	22,476,262	–
Financials	89,539,226	–	–	948,753,242	40,316,115	–
Health Care	51,657,396	–	–	–	18,663,751	–
Industrials	69,610,683	–	–	248,992	15,658,421	–
Information Technology	116,404,917	–	–	37,028,140	21,589,479	6,490,649
Materials	16,751,285	–	–	–	14,381,004	–
Real Estate	–	–	–	–	–	193,343,293
Total Level 1	531,659,557	–	–	986,030,374	139,362,622	199,833,942

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Financials	–	–	–	–	4,254,573	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	36,891,019	–	–	27,798,952	–
Short-term	–	–	167,411,067	–	–	–
Asset-backed securities	–	–	–	–	3,068,379	–
Corporate debt securities	–	–	–	–	22,791,747	–
Short-term securities	31,958,000	2,117,000	73,615,000	174,628,000	1,311,000	8,922,000
Total Level 2	31,958,000	39,008,019	241,026,067	174,628,000	59,224,651	8,922,000

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Consumer Discretionary	43,917,069	–	–	–	–	–
Information Technology	110,299	–	–	–	–	–
Total Level 3	44,027,368	–	–	–	–	–
Total Investments	$607,644,925	$39,008,019	$241,026,067	$1,160,658,374	$198,587,273	$208,755,942

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2017.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2017:

Davis Opportunity Fund
Investment Securities:
Beginning balance	$44,027,368
Net change in unrealized appreciation (depreciation)	–
Ending balance	$44,027,368

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2017	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2017	Technique	Input(s)	Amount(s)
Davis Opportunity Fund	Common Stock	$110,299	Discounted Cash Flow	Annualized Yield	2.523%

Davis Opportunity Fund	Preferred Stock	15,908,322	Market Approach	Transaction Price	$38.2271

Davis Opportunity Fund	Preferred Stock	14,028,751	Market Approach	Transaction Price	$4.8191

Davis Opportunity Fund	Preferred Stock	13,979,996	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$44,027,368

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 19, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 19, 2017